SCHEDULE H, PART IV, Line 4(i) SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	87-0500306
Plan number	001
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 2,284,606
EBP, Asset Held for Investment	$ 138,498,259
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 127,589,410
Investment, Identifier [Axis]: Collective Investment Fund | Galliard Stable Return Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	7,305,763
Investment, Identifier [Axis]: Mutual Funds | American Funds 2010 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	11,067
Investment, Identifier [Axis]: Mutual Funds | American Funds 2015 Target Date Retirement Income Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	8,957
Investment, Identifier [Axis]: Mutual Funds | American Funds 2020 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	253,741
Investment, Identifier [Axis]: Mutual Funds | American Funds 2025 Target Date Retirement Income Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	1,119,518
Investment, Identifier [Axis]: Mutual Funds | American Funds 2030 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	5,459,873
Investment, Identifier [Axis]: Mutual Funds | American Funds 2035 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	6,842,221
Investment, Identifier [Axis]: Mutual Funds | American Funds 2040 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	9,459,226
Investment, Identifier [Axis]: Mutual Funds | American Funds 2045 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	9,550,146
Investment, Identifier [Axis]: Mutual Funds | American Funds 2050 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	13,955,883
Investment, Identifier [Axis]: Mutual Funds | American Funds 2055 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	6,777,291
Investment, Identifier [Axis]: Mutual Funds | American Funds 2060 Target Date Retirement Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	2,958,204
Investment, Identifier [Axis]: Mutual Funds | American Funds American Balanced Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	4,251,315
Investment, Identifier [Axis]: Mutual Funds | American Funds New World Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	2,153,135
Investment, Identifier [Axis]: Mutual Funds | Carillon Eagle Mid Cap Growth Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	1,850,842
Investment, Identifier [Axis]: Mutual Funds | Fidelity® 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	25,598,120
Investment, Identifier [Axis]: Mutual Funds | Fidelity® Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	21,217
Investment, Identifier [Axis]: Mutual Funds | Fidelity® Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	14,134,252
Investment, Identifier [Axis]: Mutual Funds | Fidelity® Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	2,851,989
Investment, Identifier [Axis]: Mutual Funds | Fidelity® Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	2,643,309
Investment, Identifier [Axis]: Mutual Funds | Fidelity® Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	1,158,748
Investment, Identifier [Axis]: Mutual Funds | Janus Henderson Triton Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	1,402,735
Investment, Identifier [Axis]: Mutual Funds | MFS International Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	6,920,441
Investment, Identifier [Axis]: Mutual Funds | PGIM Total Return Bond Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	4,764,323
Investment, Identifier [Axis]: Mutual Funds | PIMCO Income Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	30,534
Investment, Identifier [Axis]: Mutual Funds | Principal Real Estate Securities Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	1,026,002
Investment, Identifier [Axis]: Mutual Funds | Undiscovered Managers Behavioral Value Fund Class L
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	988,232
Investment, Identifier [Axis]: Mutual Funds | Victory Sycamore Established Value Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	1,398,089
Investment, Identifier [Axis]: USANA Health Sciences, Inc. Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
CURRENT VALUE	$ 1,318,480